NET OPERATING REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue breakdown
Gross operating revenue	R$ 63,195,443	R$ 66,571,866	R$ 65,794,397
Deductions from gross operating revenue	(20,068,971)	(22,303,695)	(22,331,657)
Taxes	(13,022,712)	(13,894,361)	(14,559,915)
Discounts granted and return of goods	(7,046,259)	(8,409,334)	(7,771,742)
Net operating revenue	43,126,472	44,268,171	43,462,740
Services
Revenue breakdown
Gross operating revenue	57,293,392	60,129,579	61,292,362
Taxes	(11,981,372)	(12,678,809)	(13,820,784)
Discounts granted and return of goods	(4,968,350)	(6,319,584)	(6,288,941)
Net operating revenue	40,343,670	41,131,186	41,182,637
Sale of goods
Revenue breakdown
Gross operating revenue	5,902,051	6,442,287	4,502,035
Taxes	(1,041,340)	(1,215,552)	(739,131)
Discounts granted and return of goods	(2,077,909)	(2,089,750)	(1,482,801)
Net operating revenue	R$ 2,782,802	R$ 3,136,985	R$ 2,280,103